Segments - Summary of geographical segments banking (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
- Net interest income	€ 13,552	€ 13,811	€ 13,960
- Net fee and commission income	3,011	2,868	2,798
Total income	17,227	17,125	18,324
- Additions to loan loss provision	2,675	1,120	656
Total expenses	13,828	11,472	11,338
Result before taxation	3,399	5,653	6,986
Taxation	1,070	1,652	2,116
Non-controlling interests	78	99	108
Basic earnings	2,250	3,903	4,761
Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Total income	410	1,181	(148)
Taxation	176	303	(90)
Basic earnings	234	878	(58)
Netherlands [member]
Disclosure of operating segments [line items]
Taxation	284	437	738
Geographical Segments Banking [Member]
Disclosure of operating segments [line items]
Result before taxation	3,809	6,834	6,838
Basic earnings	2,250	3,903	4,761
Geographical Segments Banking [Member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	13,604	14,079	13,916
- Net fee and commission income	3,011	2,868	2,798
- Total investment and other income	1,022	1,360	1,462
Total income	17,637	18,306	18,176
- Operating expenses	11,153	10,353	10,682
- Additions to loan loss provision	2,675	1,120	656
Total expenses	13,828	11,472	11,338
Result before taxation	3,809	6,834	6,838
Taxation	1,246	1,955	2,027
Non-controlling interests	78	99	108
Basic earnings	2,485	4,781	4,703
Geographical Segments Banking [Member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Basic earnings	(234)	(878)	58
Geographical Segments Banking [Member] | Netherlands [member]
Disclosure of operating segments [line items]
Result before taxation	1,788	2,185	3,000
Basic earnings	1,094	1,363	2,364
Geographical Segments Banking [Member] | Netherlands [member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	4,178	4,213	4,374
- Net fee and commission income	981	994	980
- Total investment and other income	398	119	509
Total income	5,557	5,325	5,863
- Operating expenses	3,347	2,994	2,929
- Additions to loan loss provision	421	146	(65)
Total expenses	3,769	3,140	2,863
Result before taxation	1,788	2,185	3,000
Taxation	518	549	741
Non-controlling interests	(1)	0	1
Basic earnings	1,271	1,637	2,258
Geographical Segments Banking [Member] | Netherlands [member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Basic earnings	(177)	(273)	106
Geographical Segments Banking [Member] | Belgium [member]
Disclosure of operating segments [line items]
Result before taxation	269	805	952
Basic earnings	207	186	677
Geographical Segments Banking [Member] | Belgium [member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	2,116	2,233	2,137
- Net fee and commission income	583	533	520
- Total investment and other income	196	233	379
Total income	2,896	2,999	3,037
- Operating expenses	2,037	1,925	1,932
- Additions to loan loss provision	589	268	153
Total expenses	2,627	2,194	2,085
Result before taxation	269	805	952
Taxation	89	247	291
Non-controlling interests	0	0	6
Basic earnings	180	558	655
Geographical Segments Banking [Member] | Belgium [member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Basic earnings	27	(372)	22
Geographical Segments Banking [Member] | Germany [member]
Disclosure of operating segments [line items]
Result before taxation	1,146	1,409	1,396
Basic earnings	647	697	863
Geographical Segments Banking [Member] | Germany [member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	2,090	2,122	2,200
- Net fee and commission income	468	315	273
- Total investment and other income	127	169	99
Total income	2,684	2,606	2,572
- Operating expenses	1,270	1,237	1,171
- Additions to loan loss provision	267	(40)	6
Total expenses	1,537	1,197	1,176
Result before taxation	1,146	1,409	1,396
Taxation	381	476	459
Non-controlling interests	4	3	3
Basic earnings	761	929	935
Geographical Segments Banking [Member] | Germany [member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Basic earnings	(115)	(232)	(72)
Geographical Segments Banking [Member] | Other Challengers [member]
Disclosure of operating segments [line items]
Result before taxation	220	618	515
Basic earnings	159	411	339
Geographical Segments Banking [Member] | Other Challengers [member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	1,781	1,808	1,732
- Net fee and commission income	276	283	254
- Total investment and other income	27	16	(92)
Total income	2,084	2,107	1,895
- Operating expenses	1,566	1,318	1,217
- Additions to loan loss provision	298	171	163
Total expenses	1,864	1,489	1,380
Result before taxation	220	618	515
Taxation	91	207	178
Basic earnings	129	411	337
Geographical Segments Banking [Member] | Other Challengers [member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Basic earnings	30	0	2
Geographical Segments Banking [Member] | Growth Markets [member]
Disclosure of operating segments [line items]
Result before taxation	395	785	824
Basic earnings	178	530	584
Geographical Segments Banking [Member] | Growth Markets [member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	1,578	1,610	1,637
- Net fee and commission income	286	304	293
- Total investment and other income	215	420	328
Total income	2,078	2,334	2,258
- Operating expenses	1,272	1,277	1,160
- Additions to loan loss provision	412	271	274
Total expenses	1,684	1,548	1,435
Result before taxation	395	785	824
Taxation	141	159	141
Non-controlling interests	75	96	98
Basic earnings	178	530	584
Geographical Segments Banking [Member] | Wholesale Banking Rest Of World [member]
Disclosure of operating segments [line items]
Result before taxation	357	774	923
Basic earnings	273	630	748
Geographical Segments Banking [Member] | Wholesale Banking Rest Of World [member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	1,654	1,633	1,550
- Net fee and commission income	418	446	486
- Total investment and other income	243	292	249
Total income	2,315	2,370	2,285
- Operating expenses	1,273	1,293	1,236
- Additions to loan loss provision	684	303	126
Total expenses	1,957	1,596	1,362
Result before taxation	357	774	923
Taxation	85	144	175
Basic earnings	273	630	748
Geographical Segments Banking [Member] | Other [member]
Disclosure of operating segments [line items]
Result before taxation	(367)	258	(771)
Basic earnings	(308)	85	(813)
Geographical Segments Banking [Member] | Other [member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	208	461	285
- Net fee and commission income	(1)	(7)	(8)
- Total investment and other income	(184)	111	(11)
Total income	23	566	266
- Operating expenses	387	308	1,038
- Additions to loan loss provision	2	0	(1)
Total expenses	390	308	1,037
Result before taxation	(367)	258	(771)
Taxation	(59)	173	42
Non-controlling interests	0	0	0
Basic earnings	(308)	85	(813)
Retail [member]
Disclosure of operating segments [line items]
Result before taxation	3,348	4,744	5,067
Retail [member] | Netherlands [member]
Disclosure of operating segments [line items]
Result before taxation	2,078	2,204	2,568
Retail [member] | Belgium [member]
Disclosure of operating segments [line items]
Result before taxation	122	647	595
Retail [member] | Germany [member]
Disclosure of operating segments [line items]
Result before taxation	950	957	972
Retail [member] | Other Challengers [member]
Disclosure of operating segments [line items]
Result before taxation	(27)	307	285
Retail [member] | Growth Markets [member]
Disclosure of operating segments [line items]
Result before taxation	225	628	647
Wholesale Banking [Member]
Disclosure of operating segments [line items]
Result before taxation	827	1,830	2,529
Wholesale Banking [Member] | Netherlands [member]
Disclosure of operating segments [line items]
Result before taxation	(290)	(19)	432
Wholesale Banking [Member] | Belgium [member]
Disclosure of operating segments [line items]
Result before taxation	147	158	357
Wholesale Banking [Member] | Germany [member]
Disclosure of operating segments [line items]
Result before taxation	197	451	424
Wholesale Banking [Member] | Other Challengers [member]
Disclosure of operating segments [line items]
Result before taxation	247	311	229
Wholesale Banking [Member] | Growth Markets [member]
Disclosure of operating segments [line items]
Result before taxation	169	157	177
Wholesale Banking [Member] | Wholesale Banking Rest Of World [member]
Disclosure of operating segments [line items]
Result before taxation	357	774	923
Wholesale Banking [Member] | Other [member]
Disclosure of operating segments [line items]
Result before taxation	0	(3)	(13)
Corporate Line Banking [member]
Disclosure of operating segments [line items]
Result before taxation	(367)	261	(759)
Corporate Line Banking [member] | Other [member]
Disclosure of operating segments [line items]
Result before taxation	€ (367)	€ 261	€ (759)